Condensed Financial Information of Deswell Industries, Inc. (Details) $ in Thousands, ¥ in Millions	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Condensed Financial Information of Deswell Industries, Inc. [Abstract]
Net assets of subsidiaries restricted amount	$ 52,697	¥ 376	$ 54,722	¥ 376